SANTA BARBARA GROUP
                                OF MUTUAL FUNDS:

                             THE BENDER GROWTH FUND
                               THE MONTECITO FUND











                               SEMI-ANNUAL REPORT
                               SEPTEMBER 30, 2002

LETTER FROM ROBERT BENDER AND ASSOCIATES, THE INVESTMENT ADVISOR FOR THE BENDER GROWTH FUND

Dear Shareholder,

For the majority of our past fiscal year, U.S. equity markets have been mired in one of their worst declines in history. Uncertainty over the strength of the U.S. economic recovery, the potential for further corporate malfeasance and the distant drumbeat of war have sent equity prices into a tailspin. Unfortunately, the end of major downturns in equity markets tend to be the most painful as the masses become convinced that "this time it's different." A thick fog of bearish sentiment has blanketed Wall Street and completely obscured the fact that while certainly not robust, the U.S. economy has been undergoing a very normal recovery since the fourth quarter of 2001. While headlines predict ongoing market declines and invite U.S. comparisons to Japan's economy in the 1990's, it is easy to overlook the fact that recent structural changes in U.S. corporations are starting to bear fruit. We believe the U.S. economy is entering a period of renewed expansion fueled by the annualizing of historically low interest rates, continued rapid monetary growth and the potential earnings leverage of U.S. corporations.

Most economic recessions and recoveries follow a very similar pattern. As signs of weakness materialize, interest rates are reduced and monetary and credit growth accelerate. After a lag period of approximately one year, GDP begins to respond to this stimulus. While we have touched on it in the past, it is imperative to understand the current level of stimulus available to the U.S. economy. In the aftermath of September 11th a year ago, the Federal Reserve slashed already low interest rates and flooded the economy with liquidity. Over the ensuing four months short-term interest rates were reduced from 3% to a level of 1.75%. This rate now stands at 1.25% after the recent reduction. Considering the normal lag period of one year, this means the economy is currently working off a 2.50% federal funds rate and will soon be annualizing a 1.75% rate for the holiday shopping season.

In addition to lower short-term interest rates, long-term rates are at their lowest levels in 40 years. This has sparked a record level of mortgage refinancing, as consumers race to lock in these lower rates. The current round of refinancing consists mostly of older mortgages with a large amount of embedded appreciation, increasing the propensity for consumers to "cash out." Estimates run as high as 250-300 billion dollars in cash out transactions this year. This should continue to have a marked impact on consumer spending and household balance sheets.

While interest rates reside at historic lows, monetary growth, or liquidity, is also providing a near record level of stimulus. M3, which is the broadest measure of monetary growth, is now growing at a 9% annualized rate. This increase has started to accelerate credit creation, which is important as companies use this credit to begin to rebuild inventory levels after a record decline. While the combination of low interest rates and high levels of liquidity are certainly significant, we feel the stock market will be most affected by the potential earnings leverage of U.S. corporations.

Unlike our foreign counterparts, U.S. corporations have always acted quickly to reduce operating costs during recessions. Corporate restructurings exceeded $130 billion in 2001, a record level. This renewed focus on capital efficiency, combined with lower unit labor costs, has resulted in improved return on equity levels at U.S. corporations. High operating leverage means modest swings in demand can result in exaggerated moves in earnings. Importantly, since the fourth quarter of last year, an increasing number of companies have been reporting year over year earnings growth. In fact, for the first time since December 2000, earnings grew faster than revenues in the second quarter. Also, for the first time in a year, revenue growth turned positive in the second quarter. These trends should continue as we enter a period of very easy earnings comparisons.

As difficult as the current stock market environment is, the fact remains that the U.S. economy is by far the most dynamic, flexible, and entrepreneurial economy in the world. At times like this it is very easy to focus on negative headlines and project the pain forward indefinitely. We find no reason to believe that the above mentioned factors will fail to produce a continued economic recovery. In comparison to alternative investment vehicles, growth stocks are highly attractive. Thank you for your business.


Sincerely,

/s/ ROBERT L. BENDER                    /S/ REED G. BENDER
--------------------                    ------------------
Robert L. Bender                        Reed G. Bender

LETTER FROM AMERISTOCK, THE INVESTMENT ADVISOR FOR THE MONTECITO FUND

Dear Shareholder,

A core principal of ours is that one way to make money in the market is by buying and holding blue-chip companies over time. To achieve this objective, we use a combination of active and passive portfolio management. The active part is in selecting and evaluating stocks and re-weighing the portfolio. The passive part is the low turnover and expenses.

We try to remember every day that risk is a four-letter word and actively look for ways to mitigate its effect on your money. Because of this aversion to risk:

o We buy and hold large companies that have been around a long time and will continue to be around a while. As Will Rogers said "It's not the return on my money I am concerned about, it is the return of my money."

o We overweigh those companies that have cheaper price to earnings, book, sales and cashflow ratios. The portfolio has a high percentage of companies with strong balance sheets, long-term increasing sales and strong brands.

o Everyday we try to stay consistent in our management style and investment philosophy. Performance is a result of the process.

Although we may not always be successful, we try to make our investors money when the market goes up and not lose as much as the broad indexes when they fall. We do not attempt to enhance short-term results by sacrificing long-term performance. Bearing that in mind, the Montecito Fund lost about 25% from inception, April 15 through the end of September 2002, excluding the effects of any sales charges. The S&P Barra Value Index was down about the same amount during the same period.

The reason we lost money during this time period was the bear market in general and specifically a weakness in technology and healthcare. For the most part, we did not see any one industry being very over or under valued. However, we will add to technology and large pharmaceutical companies if these sectors continue to trend lower and as cash comes in. This may have the effect of making our fund category change from large value to large blend. But, you should know that our consistent adherence to bottom-up fundamental value analysis and our passive approach to investing will NOT change no matter what.


Sincerely,

/S/ ANDREW F. NGIM                           /S/ NICHOLAS D. GERBER
------------------                           ----------------------
Andrew F. Ngim                               Nicholas D. Gerber
Co-Portfolio Manager                         Co-Portfolio Manager


PERFORMANCE SUMMARY - FOR PERIODS ENDED SEPTEMBER 30, 2002
                                                                    5 YEARS      SINCE
                                        6 MONTHS*       1 YEAR     ANNUALIZED  INCEPTION(1)
-------------------------------------------------------------------------------------------

THE BENDER GROWTH FUND
CLASS A SHARES:
        Without Sales Charges           (40.40)%        (28.16)%        N/A     8.50 %**
        With Sales Charges(2)           (43.82)%        (32.29)%        N/A     6.90 %**

CLASS C SHARES:
        Without Sales Charges           (40.82)%        (29.04)%        2.45 %  5.94 %**
        With Sales Charges (3)          (41.41)%        (29.75)%        2.45 %  5.94 %**

CLASS Y SHARES                          (40.44)%        (28.23)%        3.46 %  6.95 %**

THE MONTECITO FUND:
        Without Sales Charges              N/A            N/A            N/A  (25.20)%*
        With Sales Charges (2)             N/A            N/A            N/A  (29.50)%*

-------------------------------------------------------------------------------------------

(1) Bender Growth Fund Class A shares commenced operations on October 1, 1998. Bender Growth Fund Class C and Class Y shares commenced operations on December 10, 1996. The Montecito Fund commenced operations on April 15, 2002.
(2)     Adjusted for initial maximum sales charge of 5.75%.
(3)     Adjusted for redemption fee of 1.00%.
*       Not annualized.
**      Annualized.

        Past performance is not predictive of future results. The investment return and principal value of an investment will fluctuate. An investor's share, when redeemed, may be worth more or less than the original cost. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.



THE SANTA BARBARA GROUP OF MUTUAL FUNDS
SCHEDULE OF INVESTMENTS (UNAUDITED)
BENDER GROWTH FUND                                            SEPTEMBER 30, 2002
--------------------------------------------------------------------------------
                                                                        Market
        Security                                          Shares         Value
        --------                                          ------         -----

COMMON STOCK - 100.69%
COMMUNICATIONS - 9.97%
     Broadcom Corp., Class A Shares*                         40,000   $  427,200
     Cisco Systems, Inc.*                                    90,908      952,716
     QUALCOMM Inc.*                                          43,600    1,204,232
                                                                      ----------
                                                                       2,584,148
                                                                      ----------

COMMERCIAL SERVICES - 6.94%
     Paychex, Inc.                                           38,220      929,510
     Quintiles Transnational Corp.*                          91,370      868,929
                                                                      ----------
                                                                       1,798,439
                                                                      ----------

COMPUTER SERVICES - 15.51%
     AOL Time Warner Inc.*                                   67,120      785,304
     Check Point Software Technologies, Ltd.*                69,240      951,358
     Network Appliance Inc.*                                 89,520      656,182
     Synopsys, Inc.*                                         28,850    1,100,627
     VeriSign Inc.*                                         104,680      528,634
                                                                      ----------
                                                                       4,022,105
                                                                      ----------

COMPUTER SOFTWARE - 7.52%
     BroadVision, Inc.*                                       6,675        8,210
     Microsoft Corp.*                                        12,290      536,950
     Oracle Corp.*                                          113,820      894,625
     Riverdeep Group PLC ADR*                                20,000      126,000
     SmartForce PLC ADR*                                     116,086     383,084
                                                                      ----------
                                                                       1,948,869
                                                                      ----------

COMPUTER SYSTEMS - 1.76%
     Brocade Communications Systems, Inc.*                   60,600      456,318
                                                                      ----------

ELECTRONIC EQUIPMENT - 4.54%
     Power-One, Inc.*                                       126,000      375,480
     Zoran Corp.*                                            75,825      801,075
                                                                      ----------
                                                                       1,176,555
                                                                      ----------


    The accompanying notes are an integral part of the financial statements.




                                      -6-

THE SANTA BARBARA GROUP OF MUTUAL FUNDS
SCHEDULE OF INVESTMENTS (UNAUDITED)
BENDER GROWTH FUND (Continued)                                SEPTEMBER 30, 2002
--------------------------------------------------------------------------------
                                                                        Market
        Security                                          Shares         Value
        --------                                          ------         -----

INTERNET - 4.52%
     EBAY, Inc.*                                             22,200   $1,172,382
                                                                      ----------

MEDICAL - 4.26%
     Medtronic, Inc.                                        26,218     1,104,302
                                                                      ----------

PHARMACEUTICAL - 3.00%
     Watson Pharmaceuticals Inc.*                            31,740      777,947
                                                                      ----------

RETAIL-ELECTRONICS - 8.00%
     Best Buy Co. Inc.*                                      27,100      604,601
     CDW Computer Centers, Inc.*                             25,980    1,100,513
     Tweeter Home Entertainment Group, Inc.*                 53,500      369,150
                                                                      ----------
                                                                       2,074,264
                                                                      ----------

RETAIL-RESTAURANT/SPECIALTY - 13.60%
     The Cheesecake Factory Inc.*                            27,300      814,359
     P.F. Chang's China Bistro Inc.*                         44,950    1,304,898
     Starbucks Corp.*                                        68,120    1,405,316
                                                                      ----------
                                                                       3,524,573
                                                                      ----------

RETAIL-OTHER - 19.82%
     Bed Bath & Beyond Inc.*                                 43,940    1,431,126
     Chico's FAS, Inc.*                                      35,000      557,550
     Home Depot, Inc.                                        30,780      803,358
     Kohl's Corp.*                                           20,485    1,245,693
     Staples, Inc.*                                          86,000    1,099,940
                                                                      ----------
                                                                       5,137,667
                                                                      ----------

SEMICONDUCTORS - 1.25%
     HPL Technologies, Inc.*                                 89,500        4,475
     Triquint Semiconductor, Inc.*                           90,890      320,841
                                                                      ----------
                                                                         325,316
                                                                      ----------
TOTAL COMMON STOCK - 100.69%
     (Cost - $47,329,095)                                             26,102,885
                                                                      ----------



The accompanying notes are an integral part of the financial statements.




                                      -7-


THE SANTA BARBARA GROUP OF MUTUAL FUNDS
SCHEDULE OF INVESTMENTS (UNAUDITED)
BENDER GROWTH FUND (Continued)                                SEPTEMBER 30, 2002
--------------------------------------------------------------------------------
                                                                        Market
        Security                                       Principal         Value
        --------                                       ---------         -----



SHORT TERM INVESTMENT - 2.91%
United Missouri Bank AFM, 0.345884% due 4/1/02
(Cost - $755,007)                                      $755,007       $  755,007
                                                                      ----------

TOTAL INVESTMENTS - 103.60%
     (Cost - $48,084,102)                                            $26,857,892
Liabilities less other assets - (3.60)%                                 (934,586)
                                                                     -----------
NET ASSETS - 100.00%                                                 $25,923,306
                                                                     ===========

------------
*       Non-income producing security.

ADR     American Depositary Receipts.
AFM     Automated Funds Management.
PLC     Public Limited Company.


    The accompanying notes are an integral part of the financial statements.



THE SANTA BARBARA GROUP OF MUTUAL FUNDS
SCHEDULE OF INVESTMENTS (UNAUDITED)
THE MONTECITO FUND                                            SEPTEMBER 30, 2002
--------------------------------------------------------------------------------
                                                                        Market
        Security                                            Shares       Value
        --------                                            ------       -----

COMMON STOCK - 89.56%
AEROSPACE & DEFENSE - 3.70%
  Boeing Co.                                                   170     $   5,802
                                                                       ---------

AUTOMOBILES - 4.19%
  Ford Motor Co.                                               235         2,303
  General Motors Corp.                                         110         4,279
                                                                       ---------
                                                                           6,582
                                                                       ---------

BANKS - 12.03%
  Bank of America Corp.                                        100         6,380
  PNC Financial Services Group, Inc.                            70         2,952
  Wachovia Corp.                                               100         3,269
  Washington Mutual, Inc.                                      200         6,294
                                                                       ---------
                                                                          18,895
                                                                       ---------

BEVERAGES - 2.22%
  Coca-Cola Co.                                                 65         3,117
  Pepsico, Inc.                                                 10           370
                                                                       ---------
                                                                           3,487
                                                                       ---------

CHEMICALS - 5.91%
  Dow Chemical Co.                                             115         3,141
  Du Pont (EI) De Nemours & Co.                                170         6,132
                                                                       ---------
                                                                           9,273
                                                                       ---------

COMPUTER SOFTWARE - 0.28%%
  Microsoft Corp.*                                              10           437
                                                                       ---------

COMPUTERS - 6.56%
  Dell Computer Corp.*                                         155         3,646
  Hewlett Packard Co.                                           30           350
  International Business Machines, Inc.                        108         6,306
                                                                       ---------
                                                                          10,302
                                                                       ---------

    The accompanying notes are an integral part of the financial statements.


                                      -9-

THE SANTA BARBARA GROUP OF MUTUAL FUNDS
SCHEDULE OF INVESTMENTS (UNAUDITED)
THE MONTECITO FUND                                            SEPTEMBER 30, 2002
--------------------------------------------------------------------------------
                                                                        Market
        Security                                            Shares       Value
        --------                                            ------       -----

DIVERSIFIED FINANCIAL SERVICES - 7.31%
  Citigroup, Inc.                                              185     $   5,485
  Fannie Mae                                                    95         5,656
  Merrill Lynch & Co., Inc.                                     10           330
                                                                       ---------
                                                                          11,471
                                                                       ---------

DIVERSIFIED MANUFACTURING - 2.00%
  General Electric Co.                                         105         2,588
  3M Co.                                                         5           550
                                                                       ---------
                                                                           3,138
                                                                       ---------

ELECTRONIC EQUIPMENT - 0.96%
  Agilent Technologies, Inc.*                                  115         1,502
                                                                       ---------

FOOD - 4.31%
  Sara Lee Corp.                                               370         6,767
                                                                       ---------

INSURANCE - 2.30%
  Allstate Corp.                                                85         3,022
  American International Group, Inc.                             5           274
  Travelers Property Casualty Corp. Class A*                    16           216
  Travelers Property Casualty Corp. Class B*                     7            92
                                                                       ---------
                                                                           3,604
                                                                       ---------

MACHINERY - 1.66%
  Caterpillar, Inc.                                             70         2,605
                                                                       ---------

MULTIMEDIA - 0.19%
  Walt Disney Co.                                               20           303
                                                                       ---------

OIL - 5.47%
  BP PLC-Sponsored ADR                                          70         2,793
  ChevronTexaco Corp.                                           40         2,770
  Exxon Mobil Corp.                                             95         3,031
                                                                       ---------
                                                                           8,594
                                                                       ---------
The accompanying notes are an integral part of the financial statements.



                                      -10-

THE SANTA BARBARA GROUP OF MUTUAL FUNDS
SCHEDULE OF INVESTMENTS (UNAUDITED)
THE MONTECITO FUND                                            SEPTEMBER 30, 2002
--------------------------------------------------------------------------------
                                                                        Market
        Security                                            Shares       Value
        --------                                            ------       -----

PERSONAL CARE PRODUCTS - 0.28%
  Procter & Gamble Co.                                           5     $     447

PHARMACEUTICALS - 15.32%
  Abbott Labs, Inc.                                             10           404
  Bristol-Myers Squibb Co.                                     270         6,426
  Johnson & Johnson                                             10           541
  Merck & Company, Inc.                                        135         6,171
  Pfizer, Inc.                                                 220         6,384
  Wyeth                                                        130         4,134
                                                                       ---------
                                                                          24,060
                                                                       ---------

RETAIL - 3.60%
  Alberstons, Inc.                                             115         2,778
  Home Depot, Inc.                                              10           261
  McDonalds Corp.                                              120         2,119
  Wal-Mart Stores, Inc.                                         10           492
                                                                       ---------
                                                                           5,650
                                                                       ---------

SEMICONDUCTORS - 0.27%
  Intel Corp.                                                   15           208
  Texas Instruments, Inc.                                       15           221
                                                                       ---------
                                                                             429
                                                                       ---------

TELECOMMUNICATIONS - 8.39%
  AT&T Corp.                                                   280         3,363
  Bellsouth Corp.                                              130         2,387
  SBC Communications, Inc.                                     240         4,824
  Verizon Communications, Inc.                                  95         2,607
                                                                       ---------
                                                                          13,181
                                                                       ---------
The accompanying notes are an integral part of the financial statements.




                                      -11-


THE SANTA BARBARA GROUP OF MUTUAL FUNDS
SCHEDULE OF INVESTMENTS (UNAUDITED)
THE MONTECITO FUND                                            SEPTEMBER 30, 2002
--------------------------------------------------------------------------------
                                                           Shares        Market
        Security                                         Principal($)     Value
        --------                                         ------------     -----

UTILITIES - 2.61%
  Duke Energy Corp.                                            210     $   4,106
                                                                       ---------

TOTAL COMMON STOCK - 89.56%
     (Cost - $192,485)                                                   140,635
                                                                       ---------
SHORT TERM INVESTMENT - 10.52%
  United Missouri Bank AFM, 0.345884% due 10/1/02
  (Cost - $16,524)                                        $ 16,524        16,524
                                                                       ---------

TOTAL INVESTMENTS - 100.08%
  (Cost - $209,009)                                                    $ 157,159
Liabilities less other assets - (0.08)%                                     (132)
                                                                       ---------
NET ASSETS - 100.00%                                                   $ 157,027
                                                                       =========


*       Non-income producing security.

ADR     American Depositary Receipts.
AFM     Automated Funds Management.
PLC     Public Limited Company.


The accompanying notes are an integral part of the financial statements.



THE SANTA BARBARA GROUP OF MUTUAL FUNDS
STATEMENTS OF ASSETS AND LIABILITIES (Unaudited)              SEPTEMBER 30, 2002
--------------------------------------------------------------------------------

                                                             BENDER       MONTECITO
                                                           GROWTH FUND       FUND
                                                           -----------       ----

ASSETS:
  Investments in Securities at Market Value                $26,857,892   $   157,159
    (identified cost $48,084,102 and
    $209,009, respectively) (Note 2)
  Receivables:
    Capital Stock Sold                                           1,899          --
    Dividends and Interest                                         147           210
    Other Assets                                                 1,101          --
                                                           -----------   -----------
  TOTAL ASSETS                                              26,861,039       157,369
                                                           -----------   -----------

LIABILITIES:
  Capital Stock Redeemed                                       843,524          --
  Accrued Distribution Fees (Note 5)                            47,226           202
  Due to Advisor (Note 3)                                       12,487            43
  Accrued Expenses and Other Liabilities                        34,496            97
                                                           -----------   -----------
  TOTAL LIABILITIES                                            937,733           342
                                                           -----------   -----------

NET ASSETS                                                 $25,923,306   $   157,027
                                                           ===========   ===========

CLASS A SHARES AND MONTECITO FUND SHARES (NOTE 1):
  Net Assets (Unlimited shares of $0.001 par beneficial
    interest authorized; 256,435 and 21,002 shares
    outstanding, respectively)                             $ 3,382,588   $   157,027
                                                           ===========   ===========

  Net Asset Value and Redemption Price Per Class A Share
    ($3,382,588/256,435 shares and $157,027/21,002
    shares, respectively)                                  $     13.19   $      7.48
                                                           ===========   ===========

  Offering Price Per Share ($13.19/0.9425 and
    $7.48/0.9425, respectively)                            $     13.99   $      7.94
                                                           ===========   ===========

    The accompanying notes are an integral part of the financial statements.



THE SANTA BARBARA GROUP OF MUTUAL FUNDS
STATEMENTS OF ASSETS AND LIABILITIES (Unaudited) (Continued)  September 30, 2002
--------------------------------------------------------------------------------
                                                                     Bender      Montecito
                                                                  Growth Fund       Fund
                                                                  -----------       ----

CLASS Y SHARES (NOTE 1):
Net Assets (Unlimited shares of $0.001 par beneficial
interest authorized; 787,605 shares outstanding)                   $ 11,111,199
                                                                   ============


Net Asset Value, Offering and Redemption Price
Per Class Y Share ($11,111,199/787,605 shares)                     $      14.11
                                                                   ============

CLASS C SHARES (NOTE 1):
Net Assets (Unlimited shares of $0.001 par beneficial
interest authorized; 856,535 shares outstanding)                   $ 11,429,519
                                                                   ============

Net Asset Value and Offering Price Per Class C Share
($11,429,519/856,535 shares)                                       $      13.34
                                                                   ============

Redemption Price Per Share ($13.34 * 0.99)                         $      13.21
                                                                   ============

COMPOSITION OF NET ASSETS:
At September 30, 2002, Net Assets consisted of:
        Paid-in-Capital $                                            61,522,583    $    208,018
        Accumulated Net Investment Income (Loss)                       (446,742)            877
        Accumulated Net Realized Loss From Security Transactions    (13,926,325)            (18)
        Net Unrealized Depreciation of Investments                  (21,226,210)        (51,850)
                                                                   ------------    ------------
Net Assets                                                         $ 25,923,306    $    157,027
                                                                   ============    ============


    The accompanying notes are an integral part of the financial statements.





THE SANTA BARBARA GROUP OF MUTUAL FUNDS
STATEMENTS OF OPERATIONS (Unaudited)     FOR THE PERIOD ENDED SEPTEMBER 30, 2002
--------------------------------------------------------------------------------

                                                                      BENDER      MONTECITO
                                                                   GROWTH FUND      FUND(a)

INVESTMENT INCOME:
  Interest Income                                                $      1,632    $         24
  Dividend Income                                                      14,302           1,816
                                                                 ------------    ------------
  TOTAL INVESTMENT INCOME                                              15,934           1,840
                                                                 ------------    ------------

Expenses (Notes 3 and 5):
  Investment Advisory Fees                                             96,434             244
  Service Fees - Class A                                               26,579             517
  Service Fees - Class Y                                              107,764            --
  Service Fees - Class C                                              122,936            --
  Distribution Fees - Class A                                           6,041             202
  Distribution Fees - Class Y                                          21,928            --
  Distribution Fees - Class C                                          80,994            --
                                                                 ------------    ------------
  TOTAL EXPENSES                                                      462,676             963
                                                                 ------------    ------------
  NET INVESTMENT INCOME (LOSS)                                       (446,742)            877
                                                                 ------------    ------------

NET REALIZED AND UNREALIZED GAINS (LOSSES)
ON INVESTMENTS (NOTE 4):
  Net Realized Gain (Loss) From Security Transactions               2,460,592             (18)
  Net Change in Net Unrealized
    Appreciation (Depreciation) of Investments                    (21,955,251)        (51,850)
                                                                 ------------    ------------
  NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS                 (19,494,659)        (51,868)
                                                                 ------------    ------------

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS             $(19,941,401)   $    (50,991)
                                                                 ============    ============

----------
(a) For the period from April 15, 2002 (commencement of operations) through September 30, 2002.

    The accompanying notes are an integral part of the financial statements.




THE SANTA BARBARA GROUP OF MUTUAL FUNDS
STATEMENTS OF CHANGES IN NET ASSETS
BENDER GROWTH FUND
--------------------------------------------------------------------------------
                                                      Six Months Ended
                                                     September 30, 2002   Year Ended
                                                         (Unaudited)    March 31, 2002

OPERATIONS:
  Net Investment Loss                                    $   (446,742)   $ (1,313,236)
  Net Realized Gain (Loss) From Security Transactions       2,460,592     (13,386,102)
  Net Change in Unrealized
    Appreciation (Depreciation) of Investments            (21,955,251)     11,964,898
                                                         ------------    ------------
  Net Decrease in Net Assets Resulting From Operations    (19,941,401)     (2,734,440)
                                                         ------------    ------------

CAPITAL SHARE TRANSACTIONS:
  Class A:
  Proceeds from Shares Issued
    (14,423 and 113,349 shares, respectively)                 233,388       2,558,383
  Cost of Shares Redeemed
    (73,888 and 172,836 shares, respectively)              (1,379,838)     (3,881,867)
                                                         ------------    ------------
  Total Class A Transactions                               (1,146,450)     (1,323,484)
                                                         ------------    ------------

  Class Y:
  Proceeds from Shares Issued
    (2,782,528 and 1,837,634 shares, respectively)         52,601,443      44,992,696
  Cost of Shares Redeemed
    (2,982,137 and 2,000,838 shares, respectively)        (55,741,713)    (47,839,206)
                                                         ------------    ------------

  Total Class Y Transactions                               (3,140,270)     (2,846,510)
                                                         ------------    ------------

    The accompanying notes are an integral part of the financial statements.



THE SANTA BARBARA GROUP OF MUTUAL FUNDS
STATEMENTS OF CHANGES IN NET ASSETS
BENDER GROWTH FUND (CONTINUED)
--------------------------------------------------------------------------------
                                                            Six Months Ended
                                                           September 30, 2002     Year Ended
                                                                (Unaudited)     March 31, 2002

  Class C:
  Proceeds from Shares Issued
    (34,457 and 142,924 shares, respectively)                  $    591,314     $  3,539,768
  Cost of Shares Redeemed
    (128,210 and 161,596 shares, respectively)                   (2,234,364)     (3,699,515)
                                                               ------------     -----------
  Total Class C Transactions                                     (1,643,050)       (159,747)
                                                               ------------     -----------

  NET DECREASE IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS     (5,929,770)     (4,329,741)
                                                               ------------     -----------

TOTAL DECREASE IN NET ASSETS                                    (25,871,171)     (7,064,181)
                                                               ------------     -----------

NET ASSETS:
  Beginning of Period                                            51,794,477      58,858,658
                                                               ------------     -----------

NET ASSETS:
  End of Period*                                               $ 25,923,306     $51,794,477
                                                               ============     ===========

* Includes accumulated net investment loss of:                 $   (446,742)    $      --
                                                               ============     ===========


    The accompanying notes are an integral part of the financial statements.



THE SANTA BARBARA GROUP OF MUTUAL FUNDS
STATEMENT OF CHANGES IN NET ASSETS
MONTECITO FUND
--------------------------------------------------------------------------------
                                                                  Period Ended
                                                                September 30, 2002
                                                                  (Unaudited)(a)
                                                                ------------------

OPERATIONS:
  Net Investment Income                                               $     877
  Net Realized Gain Loss From Security Transactions                         (18)
  Net Change in Unrealized Appreciation
    (Depreciation) of Investments                                       (51,850)
                                                                      ---------
  NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS                  (50,991)
                                                                      ---------

CAPITAL SHARE TRANSACTIONS:
  Proceeds from Shares Issued (11,002 shares)                           108,018
  Cost of Shares Redeemed (0 shares)                                       --
                                                                      ---------
  NET INCREASE IN NET ASSETS FROM CAPITAL
    SHARE TRANSACTIONS                                                  108,018
                                                                      ---------

TOTAL INCREASE IN NET ASSETS                                             57,027
                                                                      ---------

NET ASSETS:
  Beginning of Period                                                   100,000
                                                                      ---------

NET ASSETS:
  End of Period*                                                      $ 157,027
                                                                      =========

  * Includes accumulated net
    investment income of:                                             $     877
                                                                      =========

--------
(a) For the period from April 15, 2002 (commencement of operations) through September 30, 2002.


    The accompanying notes are an integral part of the financial statements.




FINANCIAL HIGHLIGHTS
---------------------------------------------------------------------------------------------------------------------------------
The table below sets forth financial data for one share of capital stock outstanding throughout each period presented.

                                                                            Bender Growth Fund - Class A Shares
                                                           ----------------------------------------------------------------------
                                                             Six Months
                                                                Ended          Year        Year         Year     For the Period
                                                            September 30,     Ended        Ended        Ended   October 1, 1998**
                                                                 2002        March 31,    March 31,    March 31,   to March 31,
                                                              (Unaudited)      2002         2001          2000        1999
                                                           -----------------------------------------------------------------------

NET ASSET VALUE, BEGINNING OF PERIOD                          $   22.13     $   22.16  $      41.32  $      15.44  $   10.00
        Income From Investment Operations:
                Net investment loss                               (0.16)        (0.41)        (0.53)        (0.55)     (0.20)
                Net gain (loss) from securities
                (both realized and unrealized)                    (8.78)         0.38        (18.63)        27.39       5.64
                                                              ---------     ---------  ------------  ------------   --------
        Total from investment operations                          (8.94)        (0.03)       (19.16)        26.84       5.44
                                                              ---------     ---------  ------------  ------------   --------

        Distributions to shareholders from
                net realized capital gains                       --           --            --              (0.96)   --
                                                              ---------     ---------  ------------  ------------   --------

Net Asset Value, End of Period                                $   13.19     $   22.13  $      22.16  $      41.32  $   15.44
                                                              =========     =========  ============  ============  =========

Total Return(1)                                                  (40.40)%       (0.14)%      (46.37)%      181.21%     54.40%

Ratios/Supplemental Data
        Net assets, end of period (in 000's)                  $   3,383     $   6,991  $      8,317  $      5,341  $      33
        Ratio of expenses to average net assets:
                Before expense reimbursement                       1.85%(2)      1.85%         1.85%         1.86%      1.82%(2)
                After expense reimbursement                        1.85%(2)      1.85%         1.85%         1.85%      1.82%(2)
        Ratio of net investment loss to average net assets:
                Before expense reimbursement                      (1.77)%(2)    (1.76)%       (1.53)%       (1.56)%    (3.85)%(2)
                After expense reimbursement                       (1.77)%(2)    (1.76)%       (1.53)%       (1.55)%    (3.85)%(2)
        Portfolio turnover rate                                   12.33%        22.92%         0.82%         7.61%     24.91%

--------
** The Bender Growth Fund - Class A Shares commenced operations on October 1, 1998.
(1) Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions and do not assume the effects of any sales charges. Total returns for periods less than one year are not annualized.
(2)     Annualized.

    The accompanying notes are an integral part of the financial statements.



FINANCIAL HIGHLIGHTS
------------------------------------------------------------------------------------------------------------------------------
The table below sets forth financial data for one share of capital stock outstanding throughout each period presented.

                                                                         BENDER GROWTH FUND - CLASS Y SHARES
                                                  ----------------------------------------------------------------------------
                                                    SIX MONTHS
                                                       ENDED        YEAR        YEAR         YEAR         YEAR       YEAR
                                                   SEPTEMBER 30,    ENDED       ENDED        ENDED        ENDED      ENDED
                                                        2002       MARCH 31,   MARCH 31,    MARCH 31,    MARCH 31,  MARCH 31,
                                                    (UNAUDITED)      2002        2001         2000         1999      1998
                                                  ----------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                  $  23.69     $ 23.80     $  44.59     $  16.64     $ 13.74     $ 8.26
                                                      --------     -------     --------     --------     -------     ------
        Income From Investment Operations:
                Net investment loss                      (0.18)      (0.46)       (0.60)       (0.55)      (0.47)     (0.22)
                Net gain (loss) from securities
                (both realized and unrealized)           (9.40)       0.35       (20.19)       29.46        3.37       5.70
                                                      --------     -------     --------     --------     -------     ------
        Total from investment operations                 (9.58)      (0.11)      (20.79)       28.91        2.90       5.48
                                                      --------     -------     --------     --------     -------     ------

        Distributions to shareholders from
        net realized capital gains                        --          --           --           --         (0.96)      --
                                                      --------     -------     --------     --------     -------     ------
NET ASSET VALUE, END OF PERIOD                        $  14.11     $ 23.69     $  23.80     $  44.59     $ 16.64     $13.74
                                                      ========     =======     ========     ========     =======     ======

TOTAL RETURN(1)                                         (40.44)%     (0.46)%     (46.62)%     180.55%      21.11%     66.34%

RATIOS/SUPPLEMENTAL DATA
        Net assets, end of period (in 000's)          $ 11,110     $23,387     $ 28,832     $ 20,302     $ 2,781     $2,312
        Ratio of expenses to average net assets:
                Before expense reimbursement              1.98%(2)    1.93%        1.92%        2.22%       3.49%      4.59%
                After expense reimbursement               1.98%(2)    1.93%        1.92%        2.13%       3.49%      2.75%
        Ratio of net investment loss to average
           net assets:
                Before expense reimbursement             (1.89)%(2)  (1.84)%      (1.60)%      (1.82)%     (4.74)%    (4.34)%
                After expense reimbursement              (1.89)%(2)  (1.84)%      (1.60)%      (1.73)%     (4.74)%    (2.50)%
        Portfolio turnover rate                          12.33%      22.92%        0.82%        7.61%      24.91%      7.44%

------------
(1) Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions. Total returns for periods less than one year are not annualized.
(2)     Annualized.

    The accompanying notes are an integral part of the financial statements.




FINANCIAL HIGHLIGHTS
-------------------------------------------------------------------------------------------------------------------------------
The table below sets forth financial data for one share of capital stock outstanding throughout each period presented.

                                                                           BENDER GROWTH FUND - CLASS C SHARES
                                                   ----------------------------------------------------------------------------
                                                     SIX MONTHS
                                                        ENDED         YEAR       YEAR        YEAR        YEAR         YEAR
                                                    SEPTEMBER 30,    ENDED      ENDED        ENDED       ENDED        ENDED
                                                        2002       MARCH 31,   MARCH 31,    MARCH 31,   MARCH 31,    MARCH 31,
                                                    (UNAUDITED)      2002        2001          2000        1999         1998
                                                   ----------------------------------------------------------------------------

NET ASSET VALUE, BEGINNING OF PERIOD                 $  22.54     $  22.87     $  43.21     $  16.27    $  13.61     $   8.24
                                                     --------     --------     --------     --------    --------     --------
        Income From Investment Operations:
                Net investment loss                     (0.26)       (0.67)       (0.93)       (0.73)      (0.55)       (0.28)
                Net gain (loss) from securities
                (both realized and unrealized)          (8.94)        0.34       (19.41)       28.63        3.21         5.65
                                                     --------     --------     --------     --------    --------     --------
        Total from investment operations                (9.20)       (0.33)      (20.34)       27.90        2.66         5.37
                                                     --------     --------     --------     --------    --------     --------

        Distributions to shareholders from
                net realized capital gains               --           --           --          (0.96)       --           --
                                                     --------     --------     --------     --------    --------     --------

NET ASSET VALUE, END OF PERIOD                       $  13.34     $  22.54     $  22.87     $  43.21     $ 16.27     $  13.61
                                                     ========     ========     ========     ========     =======     ========

TOTAL RETURN(1)                                        (40.82)%      (1.44)%     (47.07)%     178.39%      19.54%       65.17%

RATIOS/SUPPLEMENTAL DATA
        Net assets, end of period (in 000's)         $ 11,430     $ 21,416     $ 22,159     $ 34,556     $ 8,743     $  6,728
        Ratio of expenses to average net assets:
                Before expense reimbursement             3.02%(2)     2.89%        2.80%        3.09%       4.23%        5.34%
                After expense reimbursement              3.02%(2)     2.89%        2.80%        2.98%       4.23%        3.50%
        Ratio of net investment loss to average
           net assets:
                Before expense reimbursement            (2.94)%(2)   (2.80)%      (2.48)%      (2.67)%     (5.49)%      (5.09)%
                After expense reimbursement             (2.94)%(2)   (2.80)%      (2.48)%      (2.56)%     (5.49)%      (3.25)%
        Portfolio turnover rate                         12.33%       22.92%        0.82%        7.61%      24.91%        7.44%

----------
(1) Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions and do not assume the effects of any sales charges. Total returns for periods less than one year are not annualized.
(2)     Annualized.


    The accompanying notes are an integral part of the financial statements.



FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
The table below sets forth financial data for one share of capital stock outstanding throughout each period presented.

                                                               MONTECITO FUND
                                                             -------------------
                                                               FOR THE PERIOD
                                                             APRIL 15, 2002** TO
                                                              SEPTEMBER 30, 2002
                                                                  (UNAUDITED)
                                                             -------------------

NET ASSET VALUE, BEGINNING OF PERIOD                             $    10.00
                                                                 ----------
        Income From Investment Operations:
                Net investment income                                  0.05
                Net loss from securities
                    (both realized and unrealized)                    (2.57)
                                                                 ----------
        Total from investment operations                              (2.52)
                                                                 ----------

Net Asset Value, End of Period                                   $     7.48
                                                                 ==========

Total Return(1)                                                      (25.20)%

Ratios/Supplemental Data
        Net assets, end of period (in 000's)                     $      157
        Ratio of expenses to average net assets:
                Before expense reimbursement                           1.19%(2)
                After expense reimbursement                            1.19%(2)
        Ratio of net investment income to average net assets:
                Before expense reimbursement                           1.09%(2)
                After expense reimbursement                            1.09%(2)
        Portfolio turnover rate                                        0.36%

----------
**      The Montecito Fund commenced operations on April 15, 2002.
(1) Total returns are historical and assume changes in share price, reinvestment of dividends and capital gains distributions and do not assume the effects of any sales charges. Total returns for periods less than one year are not annualized.
(2)     Annualized.



    The accompanying notes are an integral part of the financial statements.

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)                     SEPTEMBER 30, 2002
--------------------------------------------------------------------------------

1. ORGANIZATION

The Santa Barbara Group of Mutual Funds, Inc. (the "Company"), was organized as a Maryland corporation under Articles of Incorporation dated December 30, 1992. The Company is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with two diversified funds: the Bender Growth Fund (the "Bender Fund") and the Montecito Fund (the "Montecito Fund") (collectively the "Funds"). The Bender Fund offers three classes of shares, Class A, Class Y and Class C. Class A shares are sold with a front-end sales charge. Class C shares are subject to a contingent deferred sales charge on redemptions made within one year after purchase and an annual distribution fee. Class Y shares are offered continuously at net asset value. The Montecito Fund offers a single class of shares sold with a front-end sales charge. The Bender Fund's investment objective is long-term growth of capital. The Montecito Fund's investment objective is total return through capital appreciation and current income.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds.

SECURITY VALUATION - Investment securities which are listed on a national securities exchange or on the NASDAQ National Market System for which market quotations are available are valued by an independent pricing service at the last reported sale price for such security as of the close of business on the date of valuation. Securities traded on a national securities exchange or on the NASDAQ National Market System for which there were not sales on the date of valuation and securities traded on the over-the-counter market are valued at the mean between the most recently quoted bid and asked prices. Short-term investments that mature in 60 days or less are valued at amortized cost, unless the Board of Directors determines that such valuation does not constitute fair value.

SECURITY TRANSACTION AND INVESTMENT INCOME - Security transactions are accounted for on the trade date of the security purchase or sale. In determining the net realized gain or loss from the sales of securities, the cost of securities sold is determined on the identified cost basis. Dividend income is recorded on the ex-dividend date, and interest income is recorded on the accrual basis. Purchase discounts and premiums on securities held by a Fund are accreted and amortized to maturity using the scientific interest method, which approximates the effective interest method.

FEDERAL INCOME TAXES - The Company has complied and will continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to shareholders. Accordingly, no provision for Federal income taxes is required in the financial statements.

EXPENSES - Common expenses, income and gains and losses are allocated daily among share classes of the applicable Fund based on the relative proportion of net assets represented by each class. Class specific expenses are charged directly to the responsible class of shares of the applicable Fund.

DISTRIBUTIONS TO SHAREHOLDERS - Distributions from net investment income are declared and paid at least annually. Any net realized capital gains on sales of securities are distributed annually.

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)         SEPTEMBER 30, 2002
--------------------------------------------------------------------------------

The amounts of distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from those amounts determined under generally accepted accounting principles. To the extent these book/tax differences are permanent, they are charged or credited to paid-in capital in the period that the difference arises.

NET ASSET VALUE PER SHARE - The net asset value per share of each Fund is calculated each business day by dividing the total value of each Fund's assets, less liabilities, by the number of shares outstanding. A sales charge may apply when purchasing Bender Fund's Class A shares or Montecito Fund's shares. Bender Fund's Class C shares redeemed within one year of purchase may be subject to a contingent deferred sales charge equal to one-percent. The redemption price disclosed in the financial statements for Bender Fund's Class C shares does not reflect the contingent deferred sales charge.

USE OF ESTIMATES IN THE PREPARATION OF FINANCIAL STATEMENTS - The financial statements have been prepared in conformity with generally accepted accounting principles which requires management to make certain estimates and assumptions that affect the reported amount of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

3. ADVISORY FEE AND OTHER RELATED PARTY TRANSACTIONS

Pursuant to the investment advisory agreements, investment advisory services are provided to the Company by SBG Capital Management, Inc. (the "Advisor"). Under the terms of the investment advisory agreements, the Advisor receives monthly fees calculated at the annual rates of 0.50% of the average daily net assets of the Bender Fund and the Advisor receives monthly fees calculated at the annual rates of 0.30% of the first $100 million and 0.25% of the average daily net assets over $100 million of the Montecito Fund. For the period ended September 30, 2002, the Advisor received advisory fees of $96,434 and $244 from Bender Fund and Montecito Fund, respectively.

The Company and the Advisor have entered into a distributor agreement with Capital Research Brokerage Services, LLC, a subsidiary of the Advisor, to serve as national distributor (the "Distributor"). The Distributor selects brokers and other financial professionals to sell shares of the Fund and coordinate their marketing efforts. For the distribution and distribution support services provided the Distributor pursuant to the terms of the agreement, the Advisor shall pay the distributor, on the last day of each month, an annual fee of $8,400, such fee to be paid in equal monthly installments of $700. For the period ended September 30, 2002, the Distributor did not receive any commissions from the sale of fund shares.

The Advisor has entered into a Sub-Advisory Agreement with Robert Bender & Associates ("RBA") on behalf of the Bender Fund. Under the terms of the Sub-Advisory Agreement, RBA receives a monthly fee from the Advisor calculated at an annual rate of 0.40% of the average daily net assets of the Bender Fund. The Advisor is responsible for the supervision and payment of fees to RBA in connection with its services.

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)         SEPTEMBER 30, 2002
--------------------------------------------------------------------------------

Under the terms of an Operational Services Agreement, the Advisor will provide day-to-day operational services to the Bender Fund. The Operational Services Agreement provides that the Advisor pays all fees and expenses associated with the Bender Fund. Under the terms of the agreement, the Bender Fund will pay to the Advisor a monthly fee calculated at the following annual rates:

     Class A 1.10% of average daily net assets

     Class Y 2.00% of first $2.5 million; 1.10% in excess of $2.5 million of average daily net assets

     Class C 2.00% of first $7.5 million; 1.10% in excess of $7.5 million of average daily net assets

For the six months ended September 30, 2002, the Advisor received service fees of $257,279 from the Bender Fund.

The Advisor has entered into a Sub-Advisory Agreement with Ameristock Corporation ("Ameristock") on behalf of the Montecito Fund. Under the terms of the Sub-Advisory Agreement, Ameristock receives a monthly fee from the Advisor calculated at an annual rate of 0.25% of the first $100 million and 0.20% of the average daily net assets over $100 million of the Montecito Fund. The Advisor is responsible for the supervision and payment of fees to Ameristock in connection with its services.

Under the terms of an Operational Services Agreement, the Advisor will provide day-to-day operational services to the Montecito Fund. The Operational Services Agreement provides that the Advisor pays all fees and expenses associated with the Montecito Fund. Under the terms of the agreement, the Montecito Fund will pay to the Advisor a monthly fee calculated at the annual rate of 0.64% of average daily net assets. For the period ended September 30, 2002, the Advisor received service fees of $517 from the Montecito Fund.

Orbitex Fund Services, Inc. ("Orbitex") serves as administrator to and provides accounting services to the Fund pursuant to an administration agreement. Under terms of such agreement, Orbitex is paid an annual fee which is computed daily and payable monthly, based on a percentage of average daily net assets, subject to certain minimums.

The Company and United Missouri Bank (the "Custodian") are parties to a custodial agreement under which the Custodian holds cash, securities and other assets of the Funds as required by the Investment Company Act of 1940. The Custodian plays no role in determining the investment policies of the Funds or which securities are to be purchased or sold by the Funds.


The Funds and Orbitex are parties to a servicing agreement, under which Orbitex provides transfer agency, dividend disbursing and administrative services for the Funds.

Certain directors and officers of the Funds are directors and officers of the Advisor and RBA.

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)         SEPTEMBER 30, 2002
--------------------------------------------------------------------------------

4. INVESTMENT TRANSACTIONS

The cost of security purchases and the proceeds from the sale of securities, other than short-term securities for the period ended September 30, 2002, were as follows:

                                PURCHASES         SALES
                                ---------         -----

        Bender Fund             $4,634,625      $8,881,132
        Montecito Fund             193,085             583

As of September 30, 2002, net unrealized appreciation and depreciation on investment securities for book and federal income tax purposes were as follows:

                                                                NET UNREALIZED
                                                                 APPRECIATION
                           APPRECIATION     DEPRECIATION        (DEPRECIATION)
                           ------------     ------------        --------------

        Bender Fund         $3,870,792      $(25,097,002)        $(21,226,210)
        Montecito Fund          --               (51,850)             (51,850)

There was no difference between book and tax realized gains on securities for the period ended September 30, 2002.

5. DISTRIBUTION PLANS

As noted in the Funds' Prospectus, each Fund has adopted a plan pursuant to Rule 12b-1 under the 1940 Act. The Bender Fund plan provides that the Fund may pay a servicing or Rule 12b-1 fee of up to 0.25% of the average net assets for the Class A, Class Y and Class C shares to persons or institutions for performing certain servicing functions for Fund shareholders. With respect to Class C shares, the distribution plan allows the use of Fund assets allocable to those shares to be used to pay additional Rule 12b-1 fees of up to 0.75% of said assets to cover fees paid to broker-dealers for sales and promotional services. The Montecito Fund plan provides that the Fund may pay a servicing or Rule 12b-1 fee of up to 0.25% of the average net assets for the Fund. For the six months ended September 30, 2002, distribution fees of $6,041, $21,928 and $80,994 were paid for Bender Fund Class A, Class Y and Class C, respectively. For the period ended September 30, 2002, distribution fees of $202 were paid for Montecito Fund shares.

6. CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a Fund creates presumption of control of the Fund, under
Section 2(a) (9) of the Investment Company Act of 1940. As of September 30, 2002, Charles Schwab & Co., Inc. held for the benefit of others, in aggregate, more than 54% of the Bender Fund - Class Y shares.

                      This page intentionally left blank.

INVESTMENT ADVISOR
SBG Capital Management, Inc.
107 South Fair Oaks Boulevard, Suite 315
Pasadena, CA 91105

SUB-ADVISORS
Robert Bender & Associates
245 South Los Robles, Suite 620
Pasadena, CA 90272

Ameristock Corporation
1320 Harbor Bay Parkway
Suite 145
Alameda, CA 94502

ADMINISTRATOR
Orbitex Fund Services, Inc.
150 Motor Parkway, Suite 205
Hauppauge, NY 11788

SUB-TRANSFER AGENT &
DIVIDEND DISBURSING AGENT
Orbitex Data Services, Inc.
P.O. Box 542007
Omaha, NE 68154-1952

CUSTODIAN
UMB Bank
928 Grand Boulevard
Kansas City, MO 84141

PRINCIPAL UNDERWRITER
Capital Research Brokerage Services, LLC
107 South Fair Oaks Avenue, Suite 315
Pasadena, CA 91105

INDEPENDENT ACCOUNTANTS
McCurdy & Associates CPA's, Inc.
Westlake, Ohio 44145

For more complete information about The Bender Growth Fund or the Montecito Fund, including charges and expenses, please call (626) 844-1440 or (800) 723-8637 or write to Capital Research Brokerage Services, LLC and request a free prospectus. Read the prospectus carefully before you invest or send money. For more information about the Funds' Board of Directors, please call or write to request the Funds' Statement of Additional Information.





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